Customers and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 11:- CUSTOMERS AND GEOGRAPHIC INFORMATION

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company’s business).

a.	Major customers’ data as a percentage of total sales to unaffiliated customers:

	Year ended December 31,
	2012	2011

Customer A	12.4%	12.8%
Customer B	7.9%	8.5%
Customer C	6.0%	6.4%
Customer D	4.7%	5.9%
Customer E	4.1%	4.5%
Customer F	3.7%	4.4%

b.	Breakdown of Consolidated Sales to unaffiliated Customers according to Geographic Regions:

	Year ended December 31,
	2012	2011

Israel	59%	57%
USA	31%	35%
ROW	10%	8%
Total	100%	100%

c.	As of December 31, 2012, $ 2,444 of the consolidated long-lived assets were located in Israel, $ 838 in the USA and $ 597 in ROW. As of December 31, 2011, $ 2,215 of the consolidated long-lived assets were located in Israel; $ 1,119 in the USA; and $ 643 in ROW.